ORIX Corporation Shareholders' Equity	9 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
ORIX Corporation Shareholders' Equity
14.	ORIX Corporation Shareholders’ Equity
Information about ORIX Corporation Shareholders’ Equity for the nine months ended December 31, 2018 and 2019 are as follows:

(1)	Dividend payments

	Nine months ended December 31, 2018	Nine months ended December 31, 2019
Resolution	The board of directors on May 21, 2018	The board of directors on May 22, 2019
Type of shares	Common stock	Common stock
Total dividends paid	¥49,984 million	¥58,962 million
Dividend per share	¥39.00	¥46.00
Date of record for dividend	March 31, 2018	March 31, 2019
Effective date for dividend	June 5, 2018	June 3, 2019
Dividend resource	Retained earnings	Retained earnings

Resolution	The board of directors on October 26, 2018	The board of directors on October 28, 2019
Type of shares	Common stock	Common stock
Total dividends paid	¥38,453 million	¥44,862 million
Dividend per share	¥30.00	¥35.00
Date of record for dividend	September 30, 2018	September 30, 2019
Effective date for dividend	December 4, 2018	December 3, 2019
Dividend resource	Retained earnings	Retained earnings
Total dividends paid by resolution of the board of directors on May 21, 2018 include ¥64 million of dividends paid to the Board Incentive Plan Trust for the nine months ended December 31, 2018. Total dividends paid by resolution of the board of directors on May 22, 2019 include ¥83 million of dividends paid to the Board Incentive Plan Trust for the nine months ended December 31, 2019.
Total dividends paid by resolution of the board of directors on October 26, 2018 include ¥55 million of dividends paid to the Board Incentive Plan Trust for the nine months ended December 31, 2018. Total dividends paid by resolution of the board of directors on October 28, 2019 include ¥62 million of dividends paid to the Board Incentive Plan Trust for the nine months ended December 31, 2019.

(2)	There were no applicable dividends for which the date of record was in the nine months ended December 31, 2018 and 2019, and for which the effective date was after December 31, 2018 and 2019.